Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions
18.	Related party transactions

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group
Tencent Holdings Limited and its subsidiaries (“Tencent Group”)	Parent company of one of our ordinary shareholders
Shayu	An investee of the Group
Equity method investees- talent agencies	Talent agencies invested by the Group classified as EMI

18.	Related party transactions (Continued)

For the years ended December 31, 2022, 2023 and 2024, significant related party transactions were as follows:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Advertisement revenue derived from
Tencent Group	14,979,036	56,057,315	24,052,614
Other revenue derived from
Tencent Group	5,415,442	4,249,801	24,424,731
Equity method investees- talent agencies	—	2,542,300	457,798
Total	5,415,442	6,792,101	24,882,529
Bandwidth fees paid to
Tencent Group	197,568,690	138,960,405	110,988,031
Revenue sharing fees and content cost paid to
Tencent Group	—	—	26,299
Equity method investees- talent agencies	181,637,081	105,489,026	12,492,874
Total	181,637,081	105,489,026	12,519,173
Payment handling fees paid to
Tencent Group	28,153,602	22,256,354	17,629,404
Virtual gifts purchased from
Tencent Group	60,444,813	116,032,260	182,216,981
Content rights purchased from
Tencent Group	103,198,542	280,708,045	161,933,140
Other fees paid to
Tencent Group	8,734,726	3,878,843	687,250

As of December 31, 2022, 2023 and 2024, the amounts due from/to related parties are as follows:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Amounts due from related parties
Tencent Group	35,491,575	63,862,287	68,856,098
Shayu	10,153,000	4,989,300	5,176,400
Equity method investees- talent agencies	481,069	142,193	142,194
Total	46,125,644	68,993,780	74,174,692
Amounts due to related parties
Tencent Group	250,364,366	234,483,995	212,539,704
Equity method investees- talent agencies	16,423,196	16,908,031	10,049,146
Total	266,787,562	251,392,026	222,588,850